Filed electronically with the Securities and Exchange Commission on March 22, 2012

File No. 033-18477
File No. 811-05385

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 63
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

                             Amendment No.  65

DWS VALUE SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, New York  10154
 (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code:  (617) 295-1000

John Millette, Vice President and Secretary
One Beacon Street
Boston, Massachusetts 02108

 (Name and Address of Agent for Service)

Copy to:
David A. Sturms, Esq.
Vedder Price, P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On March 1, 2012 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On March 1, 2012 pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Large Cap Value Fund – Classes A, B, C, R, Institutional and S
•	DWS Equity Dividend Fund – Classes A, B, C, R, Institutional and S
•	DWS Dreman Mid Cap Value Fund – Classes A, B, C, R, Institutional and S
•	DWS Dreman Small Cap Value Fund – Classes A, B, C, Institutional and S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 19th day of March 2012.

                                           DWS VALUE SERIES, INC.

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	March 19, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 19, 2012

/s/John W. Ballantine
John W. Ballantine*	Director	March 19, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	March 19, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	March 19, 2012

/s/Keith R. Fox
Keith R. Fox*	Director	March 19, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Director	March 19, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	March 19, 2012

/s/Richard J. Herring
Richard J. Herring*	Director	March 19, 2012

/s/William McClayton
William McClayton*	Director	March 19, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	March 19, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	March 19, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	March 19, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	March 19, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 61 to the Registration Statement, as filed on December 30, 2011 and to Post-Effective Amendment No. 55 to the Registration Statement, as filed on March 6, 2009.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase